Annual Fund Operating Expenses - Hartford Schroders International Multi-Cap Value Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.17%
Total Expenses	1.12%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses	1.12%	[1]
Class C
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.16%
Total Expenses	1.86%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses	1.86%	[1]
Class I
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.15%
Total Expenses	0.85%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses	0.85%	[1]
Class R3
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.28%
Total Expenses	1.48%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses	1.48%	[1]
Class R4
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.23%
Total Expenses	1.18%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses	1.18%	[1]
Class R5
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.16%
Total Expenses	0.86%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses	0.86%	[1]
Class Y
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.16%
Total Expenses	0.86%
Fee waiver and/or expense reimbursement	0.03%	[1]
Total annual fund operating expenses	0.83%	[1]
Class F
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.06%
Total Expenses	0.76%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses	0.76%	[1]
Class SDR
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.06%
Total Expenses	0.76%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses	0.76%	[1]

[1]	Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class Y as follows: 0.08%. This contractual arrangement will remain in effect until February 28, 2022 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.